Segment and Geographic Information, Revenue from External Customers by Products and Services (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Revenue from External Customer [Line Items]
Revenue	$ 1,467,550	$ 1,459,050	$ 1,430,789
Traditional Flavors & Fragrances [Member]
Product Revenue from External Customer [Line Items]
Revenue	744,934	725,165	710,450
Natural Ingredients [Member]
Product Revenue from External Customer [Line Items]
Revenue	244,155	252,941	240,844
Food & Beverage Colors [Member]
Product Revenue from External Customer [Line Items]
Revenue	307,301	310,739	317,880
Non-Food Colors [Member]
Product Revenue from External Customer [Line Items]
Revenue	229,324	231,226	218,703
Intersegment Revenue [Member]
Product Revenue from External Customer [Line Items]
Revenue	$ (58,164)	$ (61,021)	$ (57,088)